Condensed Consolidated Interim Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	250,000,000	100,000,000
Common Stock, Shares, Issued		959,300	289,313
Common Stock, Shares, Outstanding	1,029,054	959,300